Derivative financial instruments - Fair value (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ 22.2	$ 19.2
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	32.4	29.4
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	$ (10.2)	$ (10.2)